Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitment and Contingencies [Abstract]
Schedule of future minimum lease payments	For the year ended December 31,:
Year	Amount
2014	$61,600
2015	37,600
2016	39,300
2017	31,900
Total	$170,400